RELATED PARTY TRANSACTIONS - Acquisition of vessels from affiliates of Hemen Additional Information (Details) $ in Millions	1 Months Ended				12 Months Ended	37 Months Ended
	Feb. 28, 2021 vessel	Jan. 31, 2018 vessel shares	Nov. 30, 2017 vessel shares	Oct. 31, 2017 USD ($) vessel shares	Dec. 31, 2017 USD ($) vessel shares	Feb. 28, 2021 USD ($)
Related Party Transaction [Line Items]
Number of vessels acquired | vessel					16
Consideration shares issued (in shares) | shares					17,800,000
Hemen Holdings Ltd [Member]
Related Party Transaction [Line Items]
Number of vessels acquired | vessel		1
Shares issued for consideration (in shares) | shares		2,000,000
Capesize Vessels [Member] | Hemen Holdings Ltd [Member]
Related Party Transaction [Line Items]
Number of vessels acquired | vessel				2	2
Consideration | $				$ 86.0	$ 86.0
Seller's credit, percentage of price				50.00%	50.00%
Consideration, cash portion | $				$ 9.0	$ 9.0
Consideration shares issued (in shares) | shares				4,000,000	4,000,000
Consideration shares issued per vessel (in shares) | shares		2,000,000		2,000,000	2,000,000
Number of vessels delivered | vessel			1
Shares issued for consideration (in shares) | shares		2,000,000	2,000,000
Dry Bulk Carriers [Member] | Hemen Holdings Ltd [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Number of vessels acquired | vessel	18
Consideration | $						$ 752.0